Report Of The Directors Financial Review Risk Report - Balance Sheet Of Insurance Manufacturing Subsidiaries By Geographical Region (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of types of insurance contracts [line items]
Financial assets	$ 2,433,785	$ 2,293,296
– trading assets	287,995	235,125
– financial assets designated at fair value	29,464	24,756
Derivatives	219,818	290,872
– other financial assets	14,353	12,298
Total assets	2,521,771	2,374,986	$ 2,409,656
Liabilities under insurance contracts	83,196	73,453
Deferred tax	1,982	1,623
Other liabilities	21,202	19,483
Total liabilities	2,323,900	2,192,408
Total equity	197,871	182,578	$ 197,518	$ 199,978
Total liabilities and equity	2,521,771	2,374,986
Insurance Manufacturing Subsidiaries
Disclosure of types of insurance contracts [line items]
Financial assets	95,704	84,043
– trading assets	0	2
– financial assets designated at fair value	28,557	24,299
Derivatives	340	273
– financial investments – HTM	39,029	34,115
– financial investments – AFS	21,993	19,920
– other financial assets	5,785	5,434
Reinsurance assets	2,536	1,868
PVIF	6,610	6,502
Other assets and investment properties	3,267	2,417
Total assets	108,117	94,830
Liabilities under investment contracts designated at fair value	5,635	6,002
Liabilities under insurance contracts	85,667	75,273
Deferred tax	1,259	1,189
Other liabilities	3,325	1,805
Total liabilities	95,886	84,269
Total equity	12,231	10,561
Total liabilities and equity	108,117	94,830
Insurance Manufacturing Subsidiaries | Europe
Disclosure of types of insurance contracts [line items]
Financial assets	30,231	26,238
– trading assets	0	0
– financial assets designated at fair value	12,430	10,171
Derivatives	169	187
– financial investments – HTM	0	0
– financial investments – AFS	15,144	13,812
– other financial assets	2,488	2,068
Reinsurance assets	469	362
PVIF	773	711
Other assets and investment properties	1,666	871
Total assets	33,139	28,182
Liabilities under investment contracts designated at fair value	739	1,321
Liabilities under insurance contracts	28,416	24,310
Deferred tax	217	238
Other liabilities	2,043	841
Total liabilities	31,415	26,710
Total equity	1,724	1,472
Total liabilities and equity	33,139	28,182
Insurance Manufacturing Subsidiaries | Asia
Disclosure of types of insurance contracts [line items]
Financial assets	63,973	56,371
– trading assets	0	0
– financial assets designated at fair value	15,633	13,618
Derivatives	171	86
– financial investments – HTM	38,506	33,624
– financial investments – AFS	6,393	5,735
– other financial assets	3,270	3,308
Reinsurance assets	2,063	1,499
PVIF	5,709	5,682
Other assets and investment properties	1,577	1,493
Total assets	73,322	65,045
Liabilities under investment contracts designated at fair value	4,896	4,681
Liabilities under insurance contracts	56,047	49,793
Deferred tax	1,033	919
Other liabilities	1,209	914
Total liabilities	63,185	56,307
Total equity	10,137	8,738
Total liabilities and equity	73,322	65,045
Insurance Manufacturing Subsidiaries | Latin America
Disclosure of types of insurance contracts [line items]
Financial assets	1,500	1,434
– trading assets	0	2
– financial assets designated at fair value	494	510
Derivatives	0	0
– financial investments – HTM	523	491
– financial investments – AFS	456	373
– other financial assets	27	58
Reinsurance assets	4	7
PVIF	128	109
Other assets and investment properties	24	53
Total assets	1,656	1,603
Liabilities under investment contracts designated at fair value	0	0
Liabilities under insurance contracts	1,204	1,170
Deferred tax	9	32
Other liabilities	73	50
Total liabilities	1,286	1,252
Total equity	370	351
Total liabilities and equity	$ 1,656	$ 1,603